Note 19 - Subsequent Event - Summary of Warrant Transactions (Details) - Major ordinary share transactions [member]	2 Months Ended
Jun. 05, 2025 $ / shares shares
Incentive warrants expiring May 6, 2026 [member]
Statement Line Items [Line Items]
Warrants, exercise price (in CAD per share) | $ / shares	$ 2.2
Issued, number of warrants (in shares)	48,784
Incentive warrants expiring May 20, 2026 [member]
Statement Line Items [Line Items]
Warrants, exercise price (in CAD per share) | $ / shares	$ 2.2
Issued, number of warrants (in shares)	170,000
Incentive warrants expiring May 22, 2026 [member]
Statement Line Items [Line Items]
Warrants, exercise price (in CAD per share) | $ / shares	$ 2.2
Issued, number of warrants (in shares)	40,883
Incentive warrants expiring May 23, 2026 [member]
Statement Line Items [Line Items]
Warrants, exercise price (in CAD per share) | $ / shares	$ 2.2
Issued, number of warrants (in shares)	19,971
Incentive warrants expiring May 26, 2026 [member]
Statement Line Items [Line Items]
Warrants, exercise price (in CAD per share) | $ / shares	$ 2.2
Issued, number of warrants (in shares)	2,945
Incentive warrants expiring May 27, 2026 [member]
Statement Line Items [Line Items]
Warrants, exercise price (in CAD per share) | $ / shares	$ 2.2
Issued, number of warrants (in shares)	150,000
Incentive warrants expiring June 4, 2026 [member]
Statement Line Items [Line Items]
Warrants, exercise price (in CAD per share) | $ / shares	$ 2.2
Issued, number of warrants (in shares)	47,911
Incentive warrant [member]
Statement Line Items [Line Items]
Issued, number of warrants (in shares)	480,494